UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

__ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
_______________ to ______________
Date of Report (Date of earliest event reported)
Commission File Number of securitizer:
Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

 X  Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of sponsor:   0001541665
ARI Fleet Lease Trust 2016-A
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):
		N/A
Central Index Key Number of underwriter (if applicable):
		N/A
Brian K. Horwith, Automotive Rentals, Inc., (856) 778-1500
Name and telephone number, including area code, of the person to contact in connection with this filing


Item 2.01: Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer
The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibit 99.1 to this Form ABS-15G.


SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Automotive Rentals, Inc. (Sponsor)
By: /s/ BRIAN K. HORWITH
Name: Brian K. Horwith
Title: Treasurer


Date: February 8, 2016

EXHIBIT INDEX

Exhibit Number	Description

99.1	Report of Independent Accountants on Applying Agreed-Upon
Procedures, dated January 21, 2016

EXHIBIT 99.1

KPMG LLP
1676 International Drive
McLean, VA 22102

Independent Accountants Report on Applying Agreed-Upon Procedures
Automotive Rentals, Inc. (the Company)
Merrill Lynch, Pierce, Fenner & Smith Incorporated
Mitsubishi UFJ Securities (USA), Inc.
J.P. Morgan Securities LLC
(together, the Specified Parties)

Re:	ARI Fleet Lease Trust 2016-A

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to the pool of automobile lease contracts which we were informed are intended to be included as collateral in the offering of the ARI Fleet Lease Trust 2016-A. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American
Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

The term compared means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.

The term rounding means that amounts and percentages were within $1 and 0.1%, respectively.
The phrase Data File means the electronic data file provided to us by the Company on January 19, 2016 containing
24,166 automobile lease contracts (the Leases) with an Aggregate Securitization Value of $600,741,189.98 titled 10. Data Tape to KPMG & BOA 1.19.1 6.xlsx.

The phrase Source Documents means information provided or made available to us by the Company for each Sample Lease (defined below) including the Motor Vehicle Lease Agreement, Certificate of Title, Lien Statement, Application of Title or Lien Statement, Lease and Title Instructions, the Client Master Contract, the Companys Installment Database System, Certificate of Insurance Coverage, or the Certificate of Liability Insurance.

The phrase Titling Trust Owners Schedule refers to the list of registered holders provided by the Company and attached to this report as Exhibit B.

The phrase Additional Insured Schedule refers the list of additional insured entities provided by the Company and attached to this report as Exhibit C.

The Company is responsible for the information contained in the Data File, the Source Documents, and other documents or systems described herein.

We were instructed by the Company to select a random sample of 150 Leases (each a Sample Lease) from the Data File and to perform the following agreed-upon procedures on each Sample
Lease. The Sample Leases are listed in Exhibit A attached hereto.

A.	We compared the following attributes on the Data
File to the corresponding information appearing on or derived from the Source Documents.

Attribute:  Vehicle/Client Number
Source Document(s):  Motor Vehicle Lease Agreement

Attribute:  Current Principal Balance
Source Document(s):  Companys Installment Database System

Attribute:  Original Term to Maturity
Source Document(s):  Motor Vehicle Lease Agreement

Attribute:  State of Title
Source Document(s): Certificate of Title, Lien Statement, or Application of Title or Lien Statement, Lease and
 Title Instructions

Attribute:  New or Used classification
Source Document(s): Motor Vehicle Lease Agreement or Certificate of Title

Attribute:  Original Amount Financed
Source Document(s):  Motor Vehicle Lease Agreement

Attribute:  Monthly Payment
Source Document(s):  Motor Vehicle Lease Agreement

Attribute:  Interest Rate
Source Document(s): Motor Vehicle Lease Agreement or Companys Installment Database System

Attribute:  Vehicle Make and Model
Source Document(s):  Motor Vehicle Lease Agreement

Attribute:  Management Fee
Source Document(s):  Motor Vehicle Lease Agreement,
Companys Installment Database System, or Client
Master Contract

Attribute:  Open or Close End Lease Type
Source Document(s):  Motor Vehicle Lease Agreement

We found the information listed in the Data File regarding the Sample Leases to be in agreement with the corresponding information in the Source Documents.

B.	For each Sample Lease, we compared the name of the Owner
as found on the Certificate of Title to the corresponding information in the Titling Trust Owners Schedule.

C.	We obtained customer credit files (which contain
information such as the customers credit limit, rating and outstanding credit) from the Company for each of the Sample Leases and noted that an internal approval was provided (signed or stamped in the credit file) for each Sample Lease. We make no representation as to the validity of such approval.

D.	We read the Motor Vehicle Lease Agreement for
each of the Sample Leases and found that such Motor
Vehicle Lease Agreements were signed. We make no representation as to the validity of the signature.

E.	We obtained a list of all dispositions for
2015 from the Company that included the following information: (a) origination date, (b) customer name,
(c) vehicle make/model, (d) original vehicle cost,
(e) book value at sale, (f) sale date, (g) sale proceeds and (h) TRAC adjustment amount. We randomly selected a Company-determined sample size of 40 dispositions from the 2015 list of dispositions and compared each of the above items (a), (b),
(c), (d), (e), (f), and (g) to the Companys GDT internal accounting system of record and found them to be in agreement. We recomputed item (h) as the difference between items (e) and (g) and compared that amount to the Companys internal
TRAC records for the amount billed/credited to the customer and found it to be in agreement.

F.	The Company provided the single bank account
number where collections were deposited. We then obtained the Companys account reconciliation report
(dated December 31, 2015) and noted that the account number and balance agreed to the Companys general ledger system.

G.	We read the Certificate of Insurance
Coverage or the Certificate of Liability Insurance from the Company for each Sample Lease and found the additional insured party to be one of the names on the Additional Insured Schedule.
There were no conclusions that resulted from the procedures.

We were not engaged to, and did not, conduct an audit, examination or review, the objectives of which would be the expression of an opinion or conclusion on the data referred to above.
Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, assumptions and information indicated
 in the Data File, Source Documents or other information provided by the Company, without verification or evaluation of such methodologies, assumptions and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, assumptions or information provided to us by the Company, (ii) the physical existence of the Leases or as to the conformity of their respective characteristics with those assumed for purposes of the comparisons described herein, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File or as to whether any of the statements expressed therein omit any material facts or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Leases to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Lease being securitized, (iii) the compliance of the originator of the Leases with federal, state, and local laws and regulations, or
(iv) any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (NRSRO).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of Automotive Rentals, Inc., Merrill Lynch,
Pierce, Fenner & Smith Incorporated, Mitsubishi
UFJ Securities (USA), Inc. and J.P. Morgan Securities LLC.
It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.



January 21, 2016
KPMG LLP

Exhibit A

Sample Lease Number	Asset Type
1	TRK (NO AT)
2	VAN
3	VAN
4	TRAILER
5	TRUCK HD
6	CAR
7	CAR
8	SUV
9	SUV
10	TRUCK LD
11	CAR
12	CAR
13	CAR
14	SUV
15	TRK (NO AT)
16	TRUCK LD
17	SUV
18	CAR
19	TRUCK LD
20	SUV
21	VAN
22	VAN
23	VAN
24	CAR
25	CAR
26	SUV
27	SUV
28	SUV
29	SUV
30	CAR
31	VAN
32	CAR
33	SUV
34	BUS
35	SUV
36	CAR
37	SUV
38	TRUCK LD
39	SUV
40	SUV
41	SUV
42	CAR
43	CAR
44	SUV
45	TRUCK LD
46	TRUCK LD
47	TRUCK LD
48	TRUCK LD
49	CAR
50	TRUCK LD
51	VAN
52	TRUCK LD
53	TRUCK LD
54	SUV
55	TRUCK LD
56	SUV
57	TRUCK LD
58	TRUCK MD
59	TRUCK HD
60	TRK (NO AT)
61	VAN
62	VAN
63	VAN
64	VAN
65	VAN
66	VAN
67	TRUCK LD
68	TRUCK LD
69	VAN
70	TRUCK LD
71	TRUCK LD
72	TRUCK LD
73	TRUCK LD
74	RV
75	SUV
76	CAR
77	CAR
78	SUV
79	CAR
80	TRUCK MD
81	VAN
82	CAR
83	CAR
84	CAR
85	SUV
86	CAR
87	SUV
88	CAR
89	CAR
90	CAR
91	TRUCK LD
92	SUV
93	SUV
94	SUV
95	SUV
96	SUV
97	SUV
98	TRUCK LD
99	SUV
100	CAR
101	SUV
102	CAR
103	SUV
104	SUV
105	VAN
106	TRUCK LD
107	TRUCK LD
108	SUV
109	CAR
110	SUV
111	TRUCK LD
112	CAR
113	SUV
114	TRUCK LD
115	TRUCK LD
116	TRUCK LD
117	TRUCK LD
118	TRUCK LD
119	SUV
120	TRUCK LD
121	TRUCK LD
122	SUV
123	TRUCK LD
124	SUV
125	SUV
126	TRUCK LD
127	TRUCK LD
128	TRUCK LD
129	TRUCK LD
130	TRUCK LD
131	VAN
132	SUV
133	TRUCK LD
134	CAR
135	SUV
136	TRUCK LD
137	TRUCK MD
138	TRUCK LD
139	TRUCK LD
140	TRUCK LD
141	TRUCK LD
142	VAN
143	TRUCK LD
144	TRUCK LD
145	TRUCK MD
146	TRAILER
147	TRUCK HD
148	TRUCK MD
149	TRUCK MD
150	TRUCK HD

Exhibit B

Sample Lease Number	Titling Trust Owner
1	ARI Fleet LT
2	ARI Fleet LT
3	ARI Fleet LT
4	ARI FLEET LT
5	ARI FLEET LT LSR
6	ARI FLEET LT
7	ARI FLEET LT LSR
8	ARI FLEET LT LSR
9	ARI FLEET LT
10	ARI Fleet LT
11	ARI Fleet LT
12	LSR ARI Fleet LT
13	ARI Fleet LT LSR
14	ARI Fleet LT
15	ARI Fleet LT
16	ARI Fleet LT
17	ARI Fleet LT
18	ARI Fleet LT
19	ARI Fleet LT LSR
20	ARI Fleet LT
21	LSR ARI Fleet LT
22	LSR ARI Fleet LT
23	ARI Fleet LT
24	ARI Fleet LT
25	ARI Fleet LT
26	ARI Fleet LT
27	ARI Fleet LT
28	ARI Fleet LT
29	LSR ARI Fleet LT
30	ARI Fleet LT LSR
31	ARI Fleet LT
32	ARI Fleet LT
33	ARI Fleet LT
34	ARI Fleet LT
35	ARI Fleet LT
36	ARI Fleet LT
37	ARI Fleet LT
38	ARI Fleet LT
39	ARI Fleet LT LSR
40	ARI Fleet LT
41	ARI Fleet LT
42	ARI Fleet LT LSR
43	ARI Fleet LT LSR
44	ARI Fleet LT
45	ARI Fleet LT
46	ARI Fleet LT
47	ARI Fleet LT
48	ARI Fleet LT
49	ARI Fleet LT
50	ARI FLEET LT
51	ARI FLEET LT
52	ARI FLEET LT
53	LSR ARI FLEET LT
54	ARI FLEET LT
55	ARI FLEET LT
56	ARI FLEET LT
57	ARI FLEET LT LSR
58	ARI FLEET LT
59	ARI FLEET LT LSR
60	ARI FLEET LT
61	ARI FLEET LT LSR
62	ARI FLEET LT LSR
63	ARI FLEET LT
64	ARI FLEET LT
65	ARI FLEET LT
66	ARI FLEET LT
67	ARI FLEET LT
68	ARI FLEET LT
69	ARI FLEET LT
70	ARI FLEET LT
71	ARI FLEET LT
72	ARI FLEET LT
73	ARI FLEET LT
74	ARI FLEET LT LSR
75	ARI FLEET LT
76	ARI FLEET LT
77	ARI FLEET LT LSR
78	ARI FLEET LT
79	ARI FLEET LT
80	ARI FLEET LT
81	ARI FLEET LT LSR
82	ARI FLEET LT INC
83	ARI FLEET LT LSR
84	ARI FLEET LT
85	ARI FLEET LT
86	ARI FLEET LT
87	ARI Fleet LT
88	ARI Fleet LT
89	ARI Fleet LT
90	ARI Fleet LT
91	ARI Fleet LT LSR
92	ARI FLEET LT LSR
93	ARI Fleet LT
94	ARI Fleet LT
95	ARI Fleet LT
96	ARI Fleet LT
97	ARI Fleet LT
98	ARI Fleet LT
99	ARI Fleet LT
100	ARI Fleet LT
101	ARI Fleet LT
102	ARI Fleet LT
103	ARI Fleet LT
104	ARI Fleet LT LSR
105	ARI Fleet LT LSR
106	ARI Fleet LT
107	ARI FLEET LT LSR
108	ARI FLEET LT LSR
109	ARI FLEET LT LSR
110	ARI FLEET LT LSR
111	ARI Fleet LT
112	ARI FLEET LT LSR
113	ARI Fleet LT
114	ARI Fleet LT
115	ARI Fleet LT
116	ARI Fleet LT
117	ARI Fleet LT
118	ARI Fleet LT
119	ARI FLEET LT LSR
120	ARI Fleet LT
121	ARI Fleet LT
122	ARI Fleet LT
123	ARI Fleet LT
124	ARI FLEET LT LSR
125	ARI FLEET LT LSR
126	ARI FLEET LT
127	ARI FLEET LT
128	ARI FLEET LT
129	ARI FLEET LT
130	ARI FLEET LT
131	ARI FLEET LT
132	ARI FLEET LT
133	ARI FLEET LT
134	ARI FLEET LT
135	ARI FLEET LT
136	LSR ARI FLEET LT
137	ARI FLEET LT
138	ARI FLEET LT
139	ARI FLEET LT
140	ARI FLEET LT
141	ARI FLEET LT
142	ARI FLEET LT
143	ARI FLEET LT
144	ARI FLEET LT LSR
145	ARI FLEET LT
146	ARI FLEET LT
147	ARI FLEET LT
148	ARI FLEET LT
149	ARI FLEET LT
150	ARI FLEET LT

Exhibit C

Sample Lease Number	Additional Insured
1	Automotive Rentals, Inc. & ARI Fleet LT
2	Automotive Rentals, Inc. and ARI Fleet LT
3	Automotive Rentals, Inc. and ARI Fleet LT
4	Automotive Rentals, Inc. And ARI Fleet LT
5	Automotive Rentals, Inc. and ARI Fleet LT
6	Automotive Rentals, Inc. and ARI Fleet LT
7	Automotive Rentals, Inc. & ARI Fleet LT
8	ARI Fleet LT & Automotive Rentals, Inc.
9	Automotive Rentals, Inc. & ARI Fleet LT
10	Automotive Rentals, Inc. and ARI Fleet LT
11	Automotive Rentals, Inc. and ARI Fleet LT
12	Automotive Rentals, Inc. and ARI Fleet LT
13	Automotive Rentals, Inc. and ARI Fleet LT
14	Automotive Rentals, Inc. and ARI Fleet LT
15	ARI, Automotive Rentals, Inc., ARI and ARI Fleet LT
16	Automotive Rentals, Inc. & ARI Fleet LT
17	ARI Fleet LT  & Automotive Rentals, Inc.
18	Automotive Rentals, Inc. and ARI Fleet LT
19	Automotive Rentals, Inc. and ARI Fleet LT
20	Automotive Rentals, Inc. and ARI Fleet LT
21	Automotive Rentals, Inc. and ARI Fleet LT
22	Automotive Rentals, Inc. and ARI Fleet LT
23	Automotive Rentals, Inc. and ARI Fleet LT
24	Automotive Rentals, Inc. and ARI Fleet LT
25	Automotive Rentals, Inc. and ARI Fleet LT
26	Automotive Rentals, Inc. and ARI Fleet LT
27	Automotive Rentals, Inc. and ARI Fleet LT
28	Automotive Rentals, Inc. and ARI Fleet LT
29	Automotive Rentals, Inc. and ARI Fleet LT
30	Automotive Rentals, Inc. and ARI Fleet LT
31	Automotive Rentals, Inc. / ARI Fleet LT
32	Automotive Rentals, Inc. and ARI Fleet LT
33	Automotive Rentals, Inc. and ARI Fleet LT
34	Automotive Rentals, Inc. and ARI Fleet LT
35	Automotive Rentals, Inc. and ARI Fleet LT
36	Automotive Rentals, Inc. and ARI Fleet LT
37	ARI, ARI Fleet LT & Automotive Rental, Inc.
38	Automotive Rentals, Inc. and ARI Fleet LT
39	Automotive Rentals, Inc. and ARI Fleet LT
40	Automotive Rentals, Inc. and ARI Fleet LT
41	Automotive Rentals, Inc. and ARI Fleet LT
42	ARI, ARI Fleet LT & Automotive Rental, Inc.
43	Automotive Rentals, Inc. and ARI Fleet LT
44	Automotive Rentals, Inc. / ARI Fleet LT
45	Automotive Rentals, Inc. and ARI Fleet LT
46	Automotive Rentals, Inc. / ARI Fleet LT / Auto Truck
47	ARI, Automotive Rentals, Inc., ARI and ARI Fleet LT
48	ARI, Automotive Rentals, Inc., ARI Fleet LT
49	ARI & ARI Fleet LT
50	Automotive Rentals, Inc. and ARI Fleet LT
51	Automotive Rentals, Inc., and ARI Fleet LT
52	ARI, Automotive Rentals, Inc. and ARI Fleet LT
53	ARI, Automotive Rentals, Inc. and ARI Fleet LT
54	ARI (Automotive Rentals, Inc.) and ARI Fleet LT
55	ARI, Automotive Rentals, Inc. and ARI Fleet LT
56	Automotive Rentals, Inc. and ARI Fleet LT
57	Automotive Rentals, Inc. and ARI Fleet LT
58	Automotive Rentals, Inc. / ARI Fleet LT / Auto Truck
59	Automotive Rentals, Inc. and ARI Fleet LT
60	Automotive Rentals, Inc., ARI Fleet LT
61	Automotive Rentals, Inc. And ARI Fleet LT
62	ARI, Automotive Rentals, Inc. and ARI Fleet LT
63	ARI, Automotive Rentals, Inc. and ARI Fleet LT
64	ARI, Automotive Rentals, Inc. and ARI Fleet LT
65	ARI, Automotive Rentals, Inc. and ARI Fleet LT
66	ARI Fleet LT and Automotive Rentals, Inc.
67	ARI Fleet LT and Automotive Rentals, Inc.
68	ARI Fleet LT and Automotive Rentals, Inc.
69	ARI, Automotive Rentals, Inc. and ARI Fleet LT
70	ARI Fleet LT and Automotive Rentals, Inc.
71	ARI Fleet LT and Automotive Rentals, Inc.
72	ARI Fleet LT and Automotive Rentals, Inc.
73	ARI Fleet LT and Automotive Rentals, Inc.
74	Automotive Rentals, Inc. and ARI Fleet LT
75	Automotive Rentals, Inc. and ARI Fleet LT
76	Automotive Rentals, Inc. and ARI Fleet LT
77	ARI, Automotive Rentals, Inc. and ARI Fleet LT
78	Automotive Rentals, Inc. and ARI Fleet LT
79	ARI, Automotive Rentals, Inc. and ARI Fleet LT
80	ARI, Automotive Rentals, Inc. & ARI Fleet LT
81	ARI, Automotive Rentals, Inc. and ARI Fleet LT
82	Automotive Rentals, Inc. and ARI Fleet LT
83	ARI, Automotive Rentals, Inc. and ARI Fleet LT
84	Automotive Rentals, Inc. and ARI Fleet LT
85	Automotive Rentals, Inc. and ARI Fleet LT
86	Automotive Rentals, Inc. and ARI Fleet LT
87	Automotive Rentals, Inc. and ARI Fleet LT
88	Automotive Rentals, Inc. and ARI Fleet LT
89	Automotive Rentals, Inc., ARI Fleet LT
90	Automotive Rentals, Inc. & ARI Fleet LT
91	Automotive Rentals, Inc. and ARI Fleet LT
92	ARI, Automotive Rentals, Inc., ARI Fleet LT
93	Automotive Rentals, Inc. and ARI Fleet LT
94	ARI, Automotive Rentals, Inc. and ARI Fleet LT
95	Automotive Rentals, Inc. And ARI Fleet LT
96	Automotive Rentals, Inc. and ARI Fleet LT
97	Automotive Rentals, Inc. and ARI Fleet LT
98	Automotive Rentals, Inc. and ARI Fleet LT
99	Automotive Rentals, Inc. and ARI Fleet LT
100	Automotive Rentals, Inc. and ARI Fleet LT
101	Automotive Rentals, Inc. and ARI Fleet LT
102	Automotive Rentals, Inc. and ARI Fleet LT
103	Automotive Rentals, Inc. and ARI Fleet LT
104	Automotive Rentals, Inc. and ARI Fleet LT
105	Automotive Rentals, Inc. And ARI Fleet LT
106	Automotive Rentals, Inc. and ARI Fleet LT
107	Automotive Rentals, Inc. and ARI Fleet LT
108	Automotive Rentals, Inc. and ARI Fleet LT
109	Automotive Rentals, Inc. and ARI Fleet LT
110	ARI Fleet LT & Automotive Rentals, Inc.
111	ARI Fleet LT & Automotive Rentals, Inc.
112	ARI, Automotive Rentals, Inc., ARI Fleet LT
113	ARI, Automotive Rentals, Inc., ARI Fleet LT
114	Automotive Rentals, Inc. and ARI Fleet LT
115	ARI Fleet LT and Automotive Rentals, Inc.
116	Automotive Rentals, Inc. and ARI Fleet LT
117	Automotive Rentals, Inc. and ARI Fleet LT
118	ARI, Automotive Rentals, Inc., ARI Fleet LT
119	Automotive Rentals, Inc. and ARI Fleet LT
120	ARI, Automotive Rentals, Inc. & ARI Fleet LT
121	Automotive Rentals, Inc. and ARI Fleet LT
122	Automotive Rentals, Inc. and ARI Fleet LT
123	ARI, Automotive Rentals, Inc. & ARI Fleet LT
124	Automotive Rentals, Inc. and ARI Fleet LT
125	Automotive Rentals, Inc. and ARI Fleet LT
126	ARI Fleet LT and Automotive Rentals, Inc.
127	Automotive Rentals, Inc. & ARI Fleet LT
128	Automotive Rentals, Inc. & ARI Fleet LT
129	ARI, Automotive Rentals, Inc. and ARI Fleet LT
130	Automotive Rentals, Inc. and ARI Fleet LT
131	Automotive Rentals, Inc. and ARI Fleet LT
132	ARI, Automotive Rentals, Inc., ARI Fleet LT
133	Automotive Rentals, Inc. and ARI Fleet LT
134	ARI Fleet LT Automotive Rentals, Inc.
135	Automotive Rentals, Inc. & ARI Fleet LT
136	Automotive Rentals, Inc. and ARI Fleet LT
137	Automotive Rentals, Inc. and ARI Fleet LT
138	Automotive Rentals, Inc. or ARI Fleet LT
139	Automotive Rentals, Inc. and ARI Fleet LT
140	ARI, Automotive Rentals, Inc. and ARI Fleet LT
141	Automotive Rentals, Inc. and ARI Fleet LT
142	ARI Fleet LT and Automotive Rentals, Inc.
143	Automotive Rentals, Inc. AND ARI Fleet LT
144	Automotive Rentals, Inc. and ARI Fleet LT
145	Automotive Rentals, Inc. and ARI Fleet LT
146	Automotive Rentals, Inc. and ARI Fleet LT
147	Automotive Rentals, Inc. and ARI Fleet LT
148	ARI, Automotive Rentals, Inc.; ARI Fleet LT
149	Automotive Rentals, Inc. and ARI Fleet LT
150	Automotive Rentals, Inc. and ARI Fleet LT